Allowance for doubtful accounts - Additional Information (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Additional information
Accounts receivable, allowance for doubtful accounts	¥ 25,435,692	¥ 25,435,692
Allowance for other receivables	11,718,489
Amounts due from related parties, allowance for doubtful accounts	75,443,757	¥ 69,880,157
Allowance for other non-current assets	¥ 644,447